Fair Value Measurements	12 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
FASB ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company has established and documented the process for determining the fair values of its assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis.
Measured on a Recurring Basis
Available-for-sale investment securities and derivative contracts
Securities available for sale are recorded at fair value on a recurring basis. The fair value of debt securities are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under GAAP are considered a Level 2 input method. Securities that are traded on active exchanges, including the Company's equity securities, are measured using the closing price in an active market and are considered a Level 1 input method.
The Company offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the Company enters into the opposite trade with a counter party to offset its interest rate risk. The Company has also entered various forms of fair value hedges and cash flow hedges using interest rate swaps. The fair value of these interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique. These are considered a Level 2 input method.
The following tables present the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2020
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$18,824	$—	$18,824
Asset-backed securities	—	936,917		936,917
Municipal bonds	—	38,315	—	38,315
Corporate debt securities	—	287,184	—	287,184
Mortgage-backed securities
Agency pass-through certificates	—	968,252	—	968,252
Total Available-for-sale securities	—	2,249,492	—	2,249,492
Client swap program hedges	—	48,201	—	48,201
Total Financial Assets	$—	$2,297,693	$—	$2,297,693

Financial Liabilities
Client swap program hedges	$—	$48,201	$—	$48,201
Commercial loan fair value hedges	—	8,492	—	8,492
Mortgage loan hedges	—	16,061	—	16,061
Borrowings cash flow hedges	—	17,375	—	17,375
Total Financial Liabilities	$—	$90,129	$—	$90,129
There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2020.

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$21,088	$—	$21,088
Asset-backed securities	—	249,690	—	249,690
Municipal bonds	—	22,642	—	22,642
Corporate debt securities	—	209,763	—	209,763
Mortgage-backed securities
Agency pass-through certificates	—	982,559	—	982,559
Total Available-for-sale securities	—	1,485,742	—	1,485,742
Client swap program hedges	—	20,381	—	20,381
Mortgage loan fair value hedge	—	1,608	—	1,608
Total Financial Assets	$—	$1,507,731	$—	$1,507,731

Financial Liabilities
Client swap program hedges	$—	$20,381	$—	$20,381
Commercial loan hedges	—	4,288	—	4,288
Borrowing hedges	—	7,877	—	7,877
Total Financial Liabilities	$—	$32,546	$—	$32,546
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2019.
Measured on a Nonrecurring Basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis after initial recognition such as collateral dependent loans and real estate owned ("REO"). REO consists principally of properties acquired through foreclosure. From time to time, and on a nonrecurring basis, adjustments using fair value measurements are recorded to reflect increases or decreases based on the discounted cash flows, the current appraisal or estimated value of the collateral or REO property.

When management determines that the fair value of the collateral or the REO requires additional adjustments, either as a result of an updated appraised value or when there is no observable market price, the Company classifies the collateral dependent loan or real estate owned as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis includes loans for which an allowance was established or a partial charge-off was recorded based on the fair value of collateral, as well as real estate owned where the fair value of the property was less than the cost basis.
The following tables present the aggregated balance of assets that were measured at fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments during the respective periods. The estimated fair value measurements are shown gross of estimated selling costs.

	September 30, 2020				Twelve Months Ended September 30, 2020
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Loans receivable (1)	$—	$—	$2,277	$2,277	$(4,843)
Real estate owned (2)	—	—	4,757	4,757	(233)
Balance at end of period	$—	$—	$7,034	$7,034	$(5,076)

(1)The gains (losses) represent re-measurements of collateral-dependent impaired loans.
(2)The gains (losses) represent aggregate write-downs and charge-offs on real estate owned.

	September 30, 2019				Twelve Months Ended September 30, 2019
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$6,662	$6,662	$(7,796)
Real estate owned (2)	—	—	7,307	7,307	119
Balance at end of period	$—	$—	$13,969	$13,969	$(7,677)

(1)The gains (losses) represent re-measurements of collateral-dependent impaired loans.
(2)The gains (losses) represent aggregate write-downs and charge-offs on real estate owned.

The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
At September 30, 2020, there was $718,000 in foreclosed residential real estate properties held as REO. The recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings were in process was $2,663,000.

Fair Values of Financial Instruments

U. S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2020		September 30, 2019
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$1,702,977	$1,702,977	$419,158	$419,158
Available-for-sale securities:
U.S. government and agency securities	2	18,824	18,824	21,088	21,088
Asset-backed securities	2	936,917	936,917	249,690	249,690
Municipal bonds	2	38,315	38,315	22,642	22,642
Corporate debt securities	2	287,184	287,184	209,763	209,763
Mortgage-backed securities
Agency pass-through certificates	2	968,252	968,252	982,559	982,559
Total available-for-sale securities		2,249,492	2,249,492	1,485,742	1,485,742
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	698,934	720,516	1,428,480	1,448,088
Commercial MBS		6,904	6,852	15,000	15,007
Total held-to-maturity securities		705,838	727,368	1,443,480	1,463,095

Loans receivable	3	12,792,317	13,392,089	11,930,575	12,617,600
FHLB and FRB stock	2	141,990	141,990	123,990	123,990
Other assets - client swap program hedges	2	48,201	48,201	20,381	20,381
Other assets - mortgage loan fair value hedges	2	—	—	1,608	1,608

Financial liabilities
Time deposits	2	3,973,192	3,963,203	4,906,963	4,937,847
FHLB advances and other borrowings	2	2,700,000	2,722,509	2,250,000	2,282,887
Other liabilities - client swap program hedges	2	48,201	48,201	20,381	20,381
Other liabilities - commercial loan fair value hedges	2	8,492	8,492	4,288	4,288
Other liabilities - mortgage loan fair value hedges	2	16,061	16,061	—	—
Other liabilities - borrowings cash flow hedges	2	17,375	17,375	7,877	7,877

The following methods and assumptions were used to estimate the fair value of financial instruments:
Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.
Available-for-sale securities and held-to-maturity securities – Securities at fair value are primarily priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and are considered a Level 2 input method. Equity securities which are exchange traded are considered a Level 1 input method.
Loans receivable – Fair values are estimated first by stratifying the portfolios of loans with similar financial characteristics. Loans are segregated by type such as multi-family real estate, residential mortgage, construction, commercial, consumer and land loans. Each loan category is further segmented into fixed- and adjustable-rate interest terms. For residential mortgages and multi-family loans, the bank determined that its best exit price was by securitization. MBS benchmark prices are used as a base price, with further loan level pricing adjustments made based on individual loan characteristics such as FICO score, LTV, Property Type and occupancy. For all other loan categories an estimate of fair value is then calculated based on discounted cash flows using a discount rate offered and observed in the market on similar products, plus an adjustment for liquidity to reflect the non-homogeneous nature of the loans, as well as, an annual loss rate based on historical losses to arrive at an estimated exit price fair value. Fair value for impaired loans is also based on recent appraisals or estimated cash flows discounted using rates commensurate with risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows and discount rates are judgmentally determined using available market information and specific borrower information.
FHLB and FRB stock – The fair value is based upon the par value of the stock which equates to its carrying value.
Time deposits – The fair value of fixed-maturity time deposits is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.
FHLB advances – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.
Interest rate swaps – The Company offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the Bank enters into the opposite trade with a counterparty to offset its interest rate risk. The Company also uses interest rate swaps for various fair value hedges and cash flow hedges. The fair value of interest rate swaps are estimated by a third-party pricing service using a discounted cash flow technique.